Noncontrolling Interests [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	2014	2015	2016
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥1,015,393	¥1,531,127	¥802,332
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)	13,839	—	—
Integration of BTMU’s Bangkok Branch with Krungsri (Note 2)	—	(15,269)	—
Other	204	484	(1,630)

Net transfers from (to) the noncontrolling interest shareholders	14,043	(14,785)	(1,630)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥1,029,436	¥1,516,342	¥800,702